Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of income tax recovery

(in thousands)	2024	2023

Deferred income tax:
Origination of temporary differences	$211	$2,578
Prior year over (under) provision	25	(235)
Income tax recovery	$236	$2,343

Summary of reconciliation of the effective rate of income tax

(in thousands)	2024	2023

(Loss) Income before taxes – continuing operations	$(91,826)	$87,021
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery (expense) at combined rate	24,334	(23,061)

Difference in tax rates	12,224	(6,536)
Non-deductible amounts	(12,864)	(5,042)
Non-taxable amounts	2,294	33,314
Change in deferred tax assets not recognized	(25,485)	3,925
Change in tax rates, legislation	(112)	(80)
Prior year under provision	25	(235)
Other	(180)	58
Income tax recovery	$236	$2,343

Summary of deferred income tax assets (liabilities)

	At December 31	At December 31
(in thousands)	2024	2023

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	268	295
Reclamation obligations	11,080	11,699
Non-capital tax loss carry forwards	13,806	18,489
Capital loss carry forward	17,738	25,088
Other	10,155	9,348
Deferred income tax assets-gross	53,434	65,306
Set-off against deferred income tax liabilities	(53,434)	(65,306)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(850)	$(852)
Property, plant and equipment, net	(35,872)	(40,707)
Investments-equity instruments and uranium	(17,738)	(25,088)
Other	(1,345)	(1,266)
Deferred income tax liabilities-gross	(55,805)	(67,913)
Set-off of deferred income tax assets	53,434	65,306
Deferred income tax liabilities-per balance sheet	$(2,371)	$(2,607)

Summary of deferred income tax liability continuity

(in thousands)	2024	2023

Balance-January 1	$(2,607)	$(4,950)
Recognized in income	236	2,343
Balance-December 31	$(2,371)	$(2,607)

Summary of deferred income tax assets not recognized

	At December 31	At December 31
(in thousands)	2024	2023

Deferred income tax assets not recognized
Property, plant and equipment	$9,323	$6,985
Tax losses-capital	44,381	38,445
Tax losses-operating	86,494	69,919
Tax credits	2,500	1,126
Other deductible temporary differences	1,127	2,881
Deferred income tax assets not recognized	$143,825	$119,356

Summary of Canadian tax losses and tax credits not recognized

	Expiry	At December 31	At December 31
(in thousands)	Date	2024	2023

Tax losses-gross	2025-2044	$370,207	$324,965

Tax benefit at tax rate of 26% - 27%		100,300	88,408
Set-off against deferred tax liabilities		(13,805)	(18,489)
Total tax loss assets not recognized		$86,495	$69,919

Tax credits	2025-2036	1,127	1,126
Total tax credit assets not recognized		$1,127	$1,126